Earnings Per Share - Schedule of Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income - basic (in Dollars and Yuan Renminbi)	¥ 166,792,024	$ 23,850,941	¥ 110,002,230	¥ 269,316,308
Net income- diluted (in Dollars and Yuan Renminbi)	¥ 166,792,024	$ 23,850,941	¥ 110,002,230	¥ 269,316,308
Class A Ordinary Shares [Member]
Denominator:
Weighted average shares outstanding basic (in Shares)	66,366,641	66,366,641	66,776,243	67,321,003
Weighted average shares outstanding diluted (in Shares)	66,366,641	66,366,641	66,776,243	67,321,003
Allocation of undistributed earnings — basic and diluted:
Undistributed (loss) earnings Basic | (per share)	¥ 109,457,882	$ 15,652,269	¥ 72,341,905	¥ 177,605,302
Undistributed (loss) earnings Diluted | (per share)	109,457,882	15,652,269	72,341,905	177,605,302
Basic and diluted earnings per share:
Basic earnings (loss) per share | (per share)	1.65	0.24	1.08	2.64
Diluted earnings (loss) per share | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64
Class B Ordinary Shares [Member]
Denominator:
Weighted average shares outstanding basic (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
Undistributed (loss) earnings Basic | (per share)	¥ 57,334,142	$ 8,198,673	¥ 37,660,325	¥ 91,711,006
Undistributed (loss) earnings Diluted | (per share)	57,334,142	8,198,673	37,660,325	91,711,006
Basic and diluted earnings per share:
Basic earnings (loss) per share | (per share)	1.65	0.24	1.08	2.64
Diluted earnings (loss) per share | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64